Acquisitions (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unaudited pro forma results
Revenue	$ 1,199.0	$ 1,132.5
Net income (loss)	(155.6)	(138.8)
Mid-Michigan Assets and Knology, Inc.
Unaudited pro forma results
Revenue	274.3
Net income (loss)	$ 20.4